Loans and financings - New loans (Details) - USD ($) $ in Thousands	May 22, 2018	Jun. 27, 2018
New term loan | LIBOR 6M
Loans and financings
Principal amount	$ 100,000
Adjustment to interest rate (as a percent)	1.27%
Gain on debt modification	$ 0
Prepaid term loan | LIBOR 3M
Loans and financings
Adjustment to interest rate (as a percent)	2.55%
New facility agreement
Loans and financings
Principal amount		$ 62,500
Interest rate (as a percent)		5.29%